Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Write off of payables and other provisions	$ 244,654	$ 280,389	$ 3,238,069
Other non-operating income	1,016	31,222	4,528
Other income	$ 245,670	$ 311,611	$ 3,242,597